GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 26, 2014
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	International & Other	Total
Balance as of October 28, 2012	$ 123,316	$ 96,643	$ 203,214	$ 207,028	$ 674	$ 630,875
Goodwill acquired	199,626	–	–	–	103,971	303,597
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472
Goodwill acquired	–	–	–	263,829	28,105	291,934
Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406

Schedule of gross carrying amount and accumulated amortization for definite-lived intangible assets

	October 26, 2014			October 27, 2013
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Average Life	Carrying	Accumulated	Average Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 67,540	$ (19,336)	11.0	$ 43,340	$ (14,719)	11.0
Formulas & recipes	17,854	(15,955)	8.8	17,854	(13,824)	8.8
Proprietary software & technology	14,820	(13,542)	10.2	14,820	(12,024)	10.2
Other intangibles	4,746	(4,503)	7.4	9,386	(7,999)	7.7
Total	$ 104,960	$ (53,336)	10.4	$ 85,400	$ (48,566)	10.1

Schedule of estimated annual amortization expense
(in thousands)
2015	$ 7,554
2016	5,591
2017	5,118
2018	4,876
2019	4,833

Schedule of carrying amounts for indefinite-lived intangible assets
	October 26,	October 27,
(in thousands)	2014	2013
Brand/tradename/trademarks	$495,282	$333,275
Other intangibles	7,984	7,984
Total	$503,266	$341,259